FINANCIAL INSTRUMENTS (Details 20) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 706,485	$ 598,597
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	715,217	609,102
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	8,732	10,505
Financial lease receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	11,932	411
Financial lease receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	12,033	512
Financial lease receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	101	101
Other debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	95,995	102,602
Other debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	101,663	108,640
Other debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	5,668	6,038
Net subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	814,412	701,610
Net subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	828,913	718,254
Net subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	14,501	16,644
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	3,498	1,992
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	3,498	1,992
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Financial lease receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,174	353
Financial lease receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,174	353
Financial lease receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Other debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	11,368	11,928
Other debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	11,368	11,928
Other debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Net Subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	16,040	14,273
Net Subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	16,040	14,273
Net Subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 0	$ 0